UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

FIRE Funds™ Wealth Builder ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 FIRE Funds™ Wealth Builder ETF Ticker: FIRS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FIRE Funds™ Wealth Builder ETF (the "Fund") for the period November 18, 2024 to April 30, 2025. You can find additional information about the Fund at https://fire-etfs.com. You can also request this information by contacting us at (855) 514‑2777 or by writing to FIRE Funds™ Wealth Builder ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIRE Funds™ Wealth Builder ETF	$0	0.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets (in thousands)	$3,334
Number of Holdings	17
Total Advisory Fee Paid	0
Portfolio Turnover Rate	21%

Sector Breakdown
(% of Total Net Assets)

Exchange-Traded Funds
99.0%
Cash & Cash Equivalents
1.0%

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Sofi Select 500 ETF	10.2
Madison Aggregate Bond ETF	9.9
Madison Short-Term Strategic Income ETF	9.9
Carbon Collective Short Duration Green Bond ETF	9.8
STKD Bitcoin & Gold ETF	8.6
SPDR Gold MiniShares Trust	8.4
Academy Veteran Impact ETF	7.0
Cambria Chesapeake Pur Trend ETF	5.2
Fundstrat Granny Shots US Large Cap ETF	4.9
Residential REIT ETF	4.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://fire-etfs.com.

FIRE Funds™ Income Target ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 FIRE Funds™ Income Target ETF Ticker: FIRI (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FIRE Funds™ Income Target ETF (the "Fund") for the period November 18, 2024 to April 30, 2025. You can find additional information about the Fund at https://fire-etfs.com. You can also request this information by contacting us at (855) 514‑2777 or by writing to FIRE Funds™ Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIRE Funds™ Income Target ETF	$0	0.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets (in thousands)	$1,138
Number of Holdings	13
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	49%

Sector Breakdown
(% of Total Net Assets)

Exchange-Traded Funds
96.9%
Cash & Cash Equivalents
3.1%

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Carbon Collective Short Duration Green Bond ETF	21.2
Madison Short-Term Strategic Income ETF	21.1
FolioBeyond Alternative Income and Interest Rate Hedge ETF	9.7
Academy Veteran Impact ETF	9.4
Cambria Tail Risk ETF	9.3
Nicholas Fixed Income Alternative ETF	4.9
YieldMax Gold Miners Option Income Strategy ETF	4.4
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	4.0
SoFi Enhanced Yield ETF	3.3
YieldMax Ultra Option Income Strategy ETF	3.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://fire-etfs.com.

 1

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2025 (Unaudited)

Tidal Trust III

FIRE Funds™ Income Target ETF	| FIRI | NYSE Arca, Inc.
FIRE Funds™ Wealth Builder ETF	| FIRS | NYSE Arca, Inc.

FIRE Funds™ ETF
Table of Contents

FIRE Funds™ Income Target ETF

Schedule of Investments

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.9%	Shares	Value
Academy Veteran Impact ETF(a)	5,377	$107,352
Cambria Tail Risk ETF(a)	8,294	105,831
Carbon Collective Short Duration Green Bond ETF(a)	11,825	240,757
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF(a)	1,881	46,066
FolioBeyond Alternative Income and Interest Rate Hedge ETF(a)	3,000	110,400
Madison Short-Term Strategic Income ETF(a)	11,712	240,616
Nicholas Fixed Income Alternative ETF(a)	3,082	55,492
SoFi Enhanced Yield ETF(a)	2,532	37,632
YieldMax Bitcoin Option Income Strategy ETF(a)	3,216	34,057
YieldMax Gold Miners Option Income Strategy ETF(a)	3,180	49,735
YieldMax Ultra Option Income Strategy ETF(a)	6,355	37,495
YieldMax Xom Option Income Strategy ETF(a)	2,844	36,560
		1,101,993
TOTAL EXCHANGE TRADED FUNDS (Cost $1,161,737)		1,101,993

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(b)	35,672	35,672

TOTAL SHORT-TERM INVESTMENTS (Cost $35,672)		35,672

TOTAL INVESTMENTS - 100.0% (Cost $1,197,409)		$1,137,665
Other Assets in Excess of Liabilities - 0.0%(c)		165
TOTAL NET ASSETS - 100.0%		$1,137,830

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note X.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

FIRE Funds™ Wealth Builder ETF

Schedule of Investments

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.0%	Shares	Value
Academy Veteran Impact ETF(b)	11,616	$231,913
Cambria Chesapeake Pure Trend ETF(b)	11,880	171,770
Cambria Micro and SmallCap Shareholder Yield ETF(b)	3,597	76,116
Cambria Tail Risk ETF(b)	11,583	147,799
Carbon Collective Short Duration Green Bond ETF(b)	16,126	328,325
Fundstrat Granny Shots US Large Cap ETF(b)	8,556	162,821
Gotham 1000 Value ETF(b)	6,600	146,880
Grizzle Growth ETF(b)	3,036	85,686
Invesco Taxable Municipal Bond	4,917	130,399
Madison Aggregate Bond ETF(b)	16,269	330,689
Madison Short-Term Strategic Income ETF(b)	16,104	330,847
Nicholas Fixed Income Alternative ETF(b)	5,182	93,302
Residential REIT ETF(b)	8,415	154,716
Sofi Select 500 ETF(b)	3,333	340,833
SPDR Gold MiniShares Trust(a)	4,289	279,900
STKD Bitcoin & Gold ETF(b)	9,042	288,078
		3,300,074

TOTAL EXCHANGE TRADED FUNDS (Cost $3,281,905)		3,300,074

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(c)	33,978	33,978

TOTAL SHORT-TERM INVESTMENTS (Cost $33,978)		33,978

TOTAL INVESTMENTS - 100.0% (Cost $3,315,883)		$3,334,052
Other Assets in Excess of Liabilities - 0.0%(d)		100
TOTAL NET ASSETS - 100.0%		$3,334,152

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Affiliated company as defined by the Investment Company Act of 1940. See Note X.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	FIRE Funds™ Income Target ETF	FIRE Funds™ Wealth Builder ETF
ASSETS:
Investment in unaffiliated securities, at value (cost $35,672 and $409,349) (Note 2)	$35,672	$444,277
Investments in affiliated securities, at value (cost $1,161,737 and $2,906,534) (Note 2)	1,101,993	2,889,775
Interest receivable	165	100
Total assets	1,137,830	3,334,152

LIABILITIES:
Total liabilities	—	—
NET ASSETS	$1,137,830	$3,334,152

NET ASSETS CONSISTS OF:
Paid-in capital	$1,200,279	$3,302,672
Total distributable earnings/(accumulated losses)	(62,449)	31,480
Total Net Assets	$1,137,830	$3,334,152

Net assets	$1,137,83	$3,334,152
Shares issued and outstanding(a)	60,000	165,000
Net asset value per share	$18.96	$20.21

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	FIRE Funds™ Income Target ETF(a)	FIRE Funds™ Wealth Builder ETF(a)
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$—	$1,045
Dividend income from affiliated investments	73,714	22,096
Interest income	486	189
Total investment income	74,200	23,330

EXPENSES:
Investment advisory fee (Note 4)	887	1,231
Total expenses	887	1,231
Expense reimbursement by Adviser (Note 4)	(887)	(1,231)
NET INVESTMENT INCOME (LOSS)	74,200	23,330

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Unaffiliated investments	—	(221)
Affiliated investments	(6,030)	(4,665)
Distributions received from other investment companies	1,358	1,029
Net realized gain (loss)	(4,672)	(3,857)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	—	34,928
Affiliated investments	(59,744)	(16,759)
Net change in unrealized appreciation (depreciation)	(59,744)	18,169
Net realized and unrealized gain (loss)	(64,416)	14,312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,784	$37,642

(a) Inception date for the Fund was November 18, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	FIRE Funds™ Income Target ETF	FIRE Funds™ Wealth Builder ETF
	For the Period Ended April 30, 2025(a) (Unaudited)	For the Period Ended April 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$74,200	$23,330
Net realized gain (loss)	(4,672)	(3,857)
Net change in unrealized appreciation (depreciation)	(59,744)	18,169
Net increase (decrease) in net assets resulting from operations	9,784	37,642

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(72,233)	(6,162)
Total distributions to shareholders	(72,233)	(6,162)

CAPITAL TRANSACTIONS:
Subscriptions	1,391,368	3,302,672
Redemptions	(191,089)	—
Net increase (decrease) in net assets from capital transactions	1,200,279	3,302,672

NET INCREASE (DECREASE) IN NET ASSETS	1,137,830	3,334,152

NET ASSETS:
Beginning of the period	—	—
End of the period	$1,137,830	$3,334,152

SHARES TRANSACTIONS

(a) Inception date for the Fund was November 18, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the period presented

	FIRE Funds Income Target ETF	FIRE Funds Wealth Builder ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.37	0.31
Net realized and unrealized gain (loss)(c)	(1.11)	0.04
Total from investment operations	0.26	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(1.30)	(0.14)
Total distributions	(1.30)	(0.14)

Net asset value, end of period	$18.96	$20.21

TOTAL RETURN(d)	1.31%	1.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,138	$3,334
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.19%	0.19%
After Investment Advisory Fees waived(e)	—%	—%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	15.70%	3.41%
After Investment Advisory Fees waived(e)	15.89%	3.60%
Portfolio turnover rate(d)(f)	49%	21%

(a)	Inception date for the Fund was November 18, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The FIRE Funds™ Income Target ETF and the FIRE Funds™ Wealth Builder ETF are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Each Fund commenced operations on November 18, 2024

The investment objective of the FIRE Funds™ Income Target ETF is to seek current income.

The investment objective of the FIRE Funds™ Wealth Builder ETF is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value policy will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Notes to Financial Statements
April 30, 2025 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FIRE Funds™ Income Target ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,101,993	$—	$—	$1,101,993
Money Market Funds	35,672	—	—	35,672
Total Investments	$1,137,665	$—	$—	$1,137,665

FIRE Funds™ Wealth Builder ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$3,300,074	$—	$—	$3,300,074
Money Market Funds	33,978	—	—	33,978
Total Investments	$3,334,052	$—	$—	$3,334,052

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements
April 30, 2025 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare, as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Interest income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the FIRE Funds™ Income Target ETF are declared and paid monthly, and for the FIRE Funds™ Wealth Builder ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the NASDAQ is closed for trading.

Notes to Financial Statements
April 30, 2025 (Unaudited)

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Funds’ shares to lose value or may cause the Funds to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, the Adviser’s assumptions about asset classes and the unaffiliated exchange-traded funds (“ETFs”) and exchange traded products (“ETPs”) (collectively, “Underlying ETFs”) may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. Each Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying ETFs in which the Funds invest in addition to each Fund’s management fee so there is a risk of an additional layer or layers of fees. The Funds’ actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF’s investment adviser’s investment decisions or other factors, which could result in each Fund’s risk/return target not being met. As a fund of funds, each Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs.

Affiliated Fund of Funds Structure Risks. The Adviser does not typically consider unaffiliated ETFs as investment options for the Funds. The Adviser is subject to competing interests that have the potential to influence its investment decisions for each Fund. For example, the Adviser may have an incentive to select an Underlying ETF that generates higher profitability for the Adviser over another Underlying ETF. In addition, the Adviser may be influenced by its view of the best interests of Underlying ETFs, such as a view that an Underlying ETF may benefit from additional assets or could be harmed by redemptions.

Underlying ETF Risks. Each Fund will invest its assets in the Underlying ETFs, so the Funds’ investment performance will be directly related to the performance of the Underlying ETFs. Each Fund’s NAV will change with changes in the value of the Underlying ETFs in which it invests. An investment in each Fund may entail more costs and expenses than the combined costs and expenses of direct investments in the Underlying ETFs. The Funds are exposed to the risks associated with investments in the following types of Underlying ETFs.

Equity ETF Risks. Underlying ETFs may include equity-focused ETFs, which are subject market, sector, liquidity, and management risks. Market risk involves potential losses from overall market declines. Sector risk arises when an Underlying ETF concentrates on specific sectors, causing greater volatility. Liquidity risk occurs if an ETF holds hard-to-sell securities, especially during market stress. Management risk

Notes to Financial Statements
April 30, 2025 (Unaudited)

depends on the success of the managers’ strategies. Additionally, using derivatives for hedging or investment purposes introduces counterparty and leverage risks, leading to possible significant losses.

Fixed Income Securities ETF Risks. Each Fund may invest in Underlying ETFs that provide exposure to bonds and other fixed-income instruments. These Underlying ETFs are subject to interest rate, credit, prepayment, and liquidity risks. Interest rate risk is the potential decline in bond prices due to rising rates. Credit risk involves issuers possibly defaulting on payments. Prepayment risk happens when issuers repay earlier than expected, reducing returns. Liquidity risk occurs if ETFs hold hard-to-sell bonds, especially during market turmoil. Using derivatives for hedging or investment purposes introduces counterparty and leverage risks, amplifying potential losses. Performance depends heavily on interest rates and the creditworthiness of issuers.

Commodity ETF Risks. Each Fund may invest in Underlying ETFs that seek commodity exposure through derivatives face significant risks due to commodity market volatility. These include derivatives, counterparty, custodial, and liquidity risks, and specific risks associated with digital assets like Bitcoin. The evolving regulatory landscape, technological and cybersecurity risks, and the potential lack of 1940 Act protections add complexity and potential losses. Market volatility and operational risks make these ETFs susceptible to significant NAV fluctuations and losses.

Digital Assets Risk. Underlying ETFs may have exposure to digital assets like Bitcoin, which are highly volatile and subject to technological, regulatory, and cybersecurity risks. Futures contracts on digital assets carry significant counterparty and liquidity risks. The evolving regulatory landscape adds further complexity and compliance challenges.

Potentially No 1940 Act Protections. Some traditional commodity ETFs (e.g., focused on gold or oil) may not be registered as investment companies under the 1940 Act, lacking the protections that statute provides, including safeguards against insider management and certain financial risks.

Multi-Asset ETFs Risks. Each Fund may invest in multi-asset ETFs, which aim to diversify exposure across multiple asset classes using various securities and derivative instruments. These Underlying ETFs are generally exposed to asset allocation, derivatives, counterparty, high portfolio turnover, and liquidity risks. Success depends on effective asset allocation strategies; failure can lead to underperformance and significant losses. Derivatives use and frequent trading amplify these risks, making these ETFs susceptible to market volatility and potential investor losses.

Long-Short ETF Risks. Each Fund may invest in long-short ETFs, which hold both long and short positions using leverage. These Underlying ETFs are exposed to leverage, short sale, counterparty, high portfolio turnover, liquidity, and market risks. Leverage magnifies gains and losses, causing high NAV volatility. The success of the long/short strategy is crucial; unsuccessful execution can result in significant underperformance and losses. These ETFs are particularly affected by market conditions and the management of long and short positions.

Single Underlying Security ETF Risks (FIRE Funds™ Income Target ETF Only). The Fund may invest in ETFs that seek exposure to single underlying security through derivatives. These Underlying ETFs face high volatility due to their concentrated strategy. They are exposed to call writing strategy, counterparty, derivatives, high portfolio turnover, liquidity, distribution, and NAV erosion risks. These ETFs are particularly susceptible to the performance and risks of their underlying security, which may lead to significant deviations from the market and potential investor losses.

Notes to Financial Statements
April 30, 2025 (Unaudited)

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
FIRE Funds™ Income Target ETF	0.19%	0.00%
FIRE Funds™ Wealth Builder ETF	0.19%	0.00%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2025 are disclosed in the Statements of Operations.

The Adviser has contractually agreed to reduce the Investment Advisory Fee to 0.00% of each Fund’s average daily net assets through at least February 28, 2026. This agreement may be terminated only by, or with the consent of, the Board of the Trust on behalf of each Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to each Fund under this agreement are not subject to reimbursement to the Adviser by the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

Notes to Financial Statements
April 30, 2025 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
FIRE Funds™ Income Target ETF	$310,749	$330,977
FIRE Funds™ Wealth Builder ETF	$364,192	$359,262

For the periods ended April 30, 2025, there were no purchases or sales of long-term U.S. government securities.

Notes to Financial Statements
April 30, 2025 (Unaudited)

For the periods ended April 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
FIRE Funds™ Income Target ETF	$477,797	$183,783
FIRE Funds™ Wealth Builder ETF	$2,480,748	$—

NOTE 7 - AFFILIATED SECURITIES

The FIRE Funds™ Income Target ETF held affiliated companies during the period ended April 30, 2025. Transactions during the period in these securities of affiliated companies were as follows:

Security Name	Market Value as of November 18, 2024	Purchases	Purchases In-Kind	Sales	Sales In- Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Academy Veteran Impact ETF	$—	$24,967	$100,219	$—	$(17,830)	$107,352	5,377	$2,250	$(80)	$76
Cambria Tail Risk ETF	—	37,560	72,812	—	(18,229)	105,831	8,294	628	11,055	2,633
Carbon Collective Short Duration Green Bond ETF	—	248,222	32,908	—	(39,853)	240,757	11,825	2,187	(461)	(59)
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	—	—	78,793	(8,887)	(7,432)	46,066	1,881	9,861	(14,751)	(1,657)
FolioBeyond Alternative Income and Interest Rate Hedge ETF	—	—	125,760	—	(18,514)	110,400	3,000	2,547	2,328	826
Madison Short-Term Strategic Income ETF	—	—	280,344	—	(39,957)	240,616	11,712	5,339	161	68
Nicholas Fixed Income Alternative ETF	—	—	102,162	(32,622)	(9,113)	55,492	3,082	2,435	(3,697)	(1,238)
SoFi Enhanced Yield ETF	—	—	56,182	—	(6,174)	37,632	2,532	2,164	(10,574)	(1,802)
YieldMax Bitcoin Option Income Strategy ETF	—	—	51,215	—	(5,431)	34,057	3,216	11,505	(11,738)	11
YieldMax Gold Miners Option Income Strategy ETF	—	—	58,062	—	(9,053)	49,735	3,180	9,460	(331)	1,057
YieldMax Ultra Option Income Strategy ETF	—	—	99,737	(30,583)	(5,978)	37,495	6,355	18,698	(21,925)	(3,756)
YieldMax Xom Option Income Strategy ETF	—	—	53,183	—	(6,219)	36,560	2,844	4,993	(9,731)	(673)
	$—	$310,749	$1,111,377	$(72,092)	$(183,783)	$1,101,993	63,298	$72,067	$(59,744)	$(4,514)

Investments no longer affiliated as of April 30, 2025:

Security Name	Market Value as of November 18, 2024	Purchases	Purchases In-Kind	Sales	Sales In- Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Robinson Alternative Yield Pre-Merger SPAC ETF	$—	$—	$260,400	$(258,884)	$—	$—	—	$1,647	$—	$(1,516)
	$—	$—	$260,400	$(258,884)	$—	$—	—	$1,647	$—	$(1,516)
Grand Total	$—	$310,749	$1,371,777	$(330,976)	$(183,783)	$1,101,993	63,298	$73, 714	$(59,744)	$(6,030)

The FIRE Funds™ Wealth Builder ETF held affiliated companies during the period ended April 30, 2025. Transactions during the period in these securities of affiliated companies were as follows:

Security Name	Market Value as of November 18, 2024	Purchases	Purchases In-Kind	Sales	Sales In- Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Academy Veteran Impact ETF	$—	$—	$231,325	$—	$—	$231,913	11,616	$2,708	$588	$—
Cambria Chesapeake Pure Trend ETF	—	—	189,756	—	—	171,770	11,880	177	(17,986)	—

Notes to Financial Statements
April 30, 2025 (Unaudited)

Cambria Micro and SmallCap Shareholder Yield ETF	—	—	88,140	—	—	76,116	3,597	1,430	(12,024)	—
Cambria Tail Risk ETF	—	—	131,620	—	—	147,799	11,583	465	16,179	—
Carbon Collective Short Duration Green Bond ETF	—	—	54,713	—	—	328,325	16,126	1,849	(736)	—
Fundstrat Granny Shots US Large Cap ETF	—	—	65,866	—	—	162,821	8,556	—	7,111	—
Gotham 1000 Value ETF	—	—	158,721	—	—	146,880	6,600	847	(11,841)	—
Grizzle Growth ETF	—	—	96,142	—	—	85,686	3,036	516	(10,456)	—
Madison Aggregate Bond ETF	—	—	329,667	—	—	330,689	16,269	4,109	1,022	—
Madison Short-Term Strategic Income ETF	—	—	330,578	—	—	330,847	16,104	4,346	269	—
Nicholas Fixed Income Alternative ETF	—	—	144,428	(45,125)	—	93,302	5,182	2,003	(3,265)	(2,736)
Residential REIT ETF	—	—	163,027	—	—	154,716	8,415	1,891	(8,311)	—
Sofi Select 500 ETF	—		357,801	—	—	340,833	3,333	502	(16,968)	—
STKd 100% Bitcoin & 100% Gold ETF	—		248,419	—	—	288,078	9,042	122	39,659	—
	$—	$—	$2,590,203	$(45,125)	$—	$2,889,775	131,339	$20,965	$(16,759)	$(2,736)

Investments no longer affiliated as of April 30, 2025:

Security Name	Market Value as of November 18, 2024	Purchases	Purchases In-Kind	Sales	Sales In- Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	$—	$—	$27,047	$(27,047)	$—	$—	—	$390	$—	$—
Robinson Alternative Yield Pre-Merger SPAC ETF	—	—	275,372	(273,443)	—	—	—	741	—	(1,929)
	$—	$—	$302,419	$(300,490)	$—	$—	—	$1,131	$—	$(1,929)
Grand Total	$—	$—	$2,892,622	$(345,615)	$—	$2,889,775	131,339	22,096	$(16,759)	$(4,665)

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended April 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the periods ended April 30, 2025 (estimated), the tax character of distributions were as follows:

Distributions paid from:	FIRE Funds™ Income Target ETF	FIRE Funds™ Wealth Builder ETF
Ordinary Income	$72,233	$6,162

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares,

Notes to Financial Statements
April 30, 2025 (Unaudited)

called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 24, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the FIRE Funds Wealth Builder ETF and FIRE Funds Income Target ETF (each a “Fund” and together the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to each Fund, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 24, 2024. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

2

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because each Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if a Fund achieves asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

4

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2025

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